Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee retirement plan adjustments, tax	$ 0.7	$ (0.9)	$ (0.3)